UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(ZSCCX)

ANNUAL REPORT
November 30, 2013

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	4
Schedules of Investments	7
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Statement of Cash Flows	31
Financial Highlights	32
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	46
Supplemental Information	47
Expense Example	52

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the annual report for the Zacks Market Neutral Fund, Zacks All-Cap Core Fund and the Zacks Small-Cap Core Fund for the one year period ending November 30, 2013. During the past year the firm has maintained its investment methodology of using earnings estimate revisions in the investment process which seeks to generate returns in excess of the funds’ benchmarks.

Zacks Market Neutral Fund

The Zacks Market Neutral Fund posted a loss this year of -7.52% for the one year period ending November 2013, lagging our expectations and the Strategy’s historical potential. We are optimistic that a turnaround in performance will materialize based on enhancements we have been making to the Strategy.  The enhancements are improvements to the stock selection model as well as the addition of experienced staff. Additionally, the major impediment to performance over the last several years, the historical low interest rate environment, seems to be in its last innings.

The low interest rates reduce the interest earned (the short rebate) on the short stock positions to virtually zero from an average 2-3 percent a year. Even more detrimental to the Market Neutral Strategy has been the “easy money environment,” which spawned a merger and acquisition (M&A) and private equity mania from all conceivable entities. That buyout mania has been especially difficult on our short positions.  Additionally, hedge funds have begun rolling out “long only” strategies, as their returns have lagged the stock market; we are even more convinced that the environment for market neutral investing has dramatically improved.

Investing in the market neutral strategy provides an asset allocation instrument that has very little correlation with investments in either the stock or fixed income markets. Over time this reduces the volatility (risk) of an investor’s overall portfolio, enhancing the potential for risk-adjusted growth. Different investment strategies have their time and place; the key for investor’s is to keep their long term goals in sight.

Zacks All-Cap Core Fund

In an extremely strong equity market in 2013 the Zacks All-Cap Core Fund performed below its benchmark. The Fund underperformance was attributable to the following: In this type of equity environment indices tend to out-perform active managers. The Fund had a lower dividend yield, slight underweighting in financials and a slight overweighting in consumer staples through 2013.

Entering 2014 the only significant variance in sector weights compared to our benchmark is an overweight in Industrials. This is based on the outlook that we will see an increase in capital spending globally after several years of below average spending. We anticipate another strong year for the equity markets and for our relative performance to improve. We expect our improvement will be driven by enhancements we have made to our investment model by targeting industry weighting based on our stock selection. In conjunction to model enhancements the firm has added two very experienced analysts to the portfolio team.

Zacks Small-Cap Core Fund

Zacks Small-Cap Core fund returned 48.24% for the one year period ending November 2013. The return was ahead of its benchmark, the Russell 2000 index, which returned 40.99% during this period.

An accommodative Federal Reserve able and willing to respond to economic and fiscal uncertainties and the steadily improving US economy kept the markets rising.  Supportive actions by central banks in Europe and Japan also helped. Markets were increasingly confident that the lingering effects of financial crises in the US and around the world were well taken care of.  With the prospects for future US growth looking bright and inflation staying low, investors were willing to take on more equity risk, especially that of riskier parts of equities such as small-cap stocks.

If the US economy continues on its growth path, inflation stays low, and the central banks remain supportive of the markets, increased risk appetite on part of investors can be sustained. This can continue to produce better returns for smaller cap stocks.

The Fund’s performance was helped by our process of selecting small cap stocks with upward earnings estimate revisions and not taking major sector bets relative to the benchmark.  In addition, a positive side effect of this process was an emphasis on smaller companies held by the Fund which were more levered to the prospects of future US economic growth who outperformed compared to larger and less levered companies.

Conclusion

The overall U.S. financial market backdrop remains positive. Valuations remain attractive for stocks, the world economy appears headed towards more growth, and the risks from event-driven politics appear to be falling away. We remain bullish on U.S. equities in 2014, as equities remain attractive based on relative valuations compared to bonds.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk.  As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short.  There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information.  In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Past Performance is no guarantee of future results.  Performance shown represents that of the Fund’s Class A Shares at NAV.

Zacks All-Cap Core Fund
FUND PERFORMANCE at November 30, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Russell 3000 Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 3000 Index is a broad representation of the U.S. equity market.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged, not available for investment.

Average Annual Total Returns as of November 30, 2013

Before deducting maximum sales charges	1 Year	3 Years	5 Years	Since Inception (12/5/05)
Class A¹	25.65%	15.05%	14.42%	5.85%
Class C²	24.71%	14.21%	13.57%	5.05%
After deducting maximum sales charges
Class A¹	18.43%	12.80%	13.07%	5.07%
Class C²	23.71%	14.21%	13.57%	5.05%
Russell 3000 Index	31.71%	17.78%	18.54%	7.14%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Class A shares are 2.04% and 1.65%, respectively, and for Class C shares are 2.79% and 2.40% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers are in effect until March 31, 2016.

¹	Maximum sales charge for Class A shares is 5.75%. No deferred sales charge will be imposed on any purchase.
²	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Zacks Market Neutral Fund
FUND PERFORMANCE at November 30, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Citigroup 3 Month T-Bill Index.  Results include the reinvestment of all dividends and capital gains.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-months Treasury bills that are purchased at the beginning of each of three consecutive months.  As of each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.  Performance for the Citigroup 3 Month T-Bill Index is not available from 7/24/08 (the Fund’s inception date). For that reason, performance for the benchmark is shown from July 31, 2008.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged, not available for investment.

Average Annual Total Returns as of November 30, 2013

Before deducting maximum sales charges	1 Year	3 Years	5 Years	Since Inception (7/24/08)
Class A¹	-7.52%	-0.65%	-2.80%	-3.03%
Class C²	-8.22%	-1.39%	-3.52%	-3.74%
After deducting maximum sales charges
Class A¹	-12.87%	-2.60%	-3.93%	-4.10%
Class C²	-9.14%	-1.39%	-3.52%	-3.74%
Citigroup 3 Month T-Bill Index	0.05%	0.07%	0.11%	0.19%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Class A shares are 4.70% and 4.36%, respectively, and for Class C shares are 5.45% and 5.11% respectively, which are the amounts stated in the current prospectus as of the date of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers are in effect until March 31, 2016.

¹	Maximum sales charge for Class A shares is 5.75%. No deferred sales charge will be imposed on any purchase.
²	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Zacks Small-Cap Core Fund
FUND PERFORMANCE at November 30, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the Russell 2000 Index.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged, not available for investment.

Average Annual Total Returns as of November 30, 2013

	1 Year	2 Years	Since Inception (6/30/11)
Zacks Small-Cap Core Fund	48.24%	31.88%	21.78%
Russell 2000 Index	40.99%	26.27%	15.91%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for the Fund are 29.04% and 1.39%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual fee waivers are in effect until March 31, 2016.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS – 98.2%
	BASIC MATERIALS – 2.1%
4,016	Monsanto Co.	$455,133
1,803	PPG Industries, Inc.	331,860
		786,993
	COMMUNICATIONS – 12.7%
18,151	AT&T, Inc.	639,097
8,721	Ciena Corp.*	193,693
11,574	Corning, Inc.	197,684
9,613	eBay, Inc.*	485,649
823	Google, Inc. - Class A*	872,042
7,304	NICE Systems Ltd. - ADR	287,485
4,807	Splunk, Inc.*	346,873
3,321	TIBCO Software, Inc.*	80,269
7,874	Time Warner, Inc.	517,400
12,872	Verizon Communications, Inc.	638,709
7,431	Walt Disney Co.	524,183
		4,783,084
	CONSUMER, CYCLICAL – 12.4%
6,230	Brinker International, Inc.	292,997
17,487	Delta Air Lines, Inc.	506,773
15,021	General Motors Co.*	581,763
6,420	GNC Holdings, Inc. - Class A	386,356
6,230	Hanesbrands, Inc.	436,723
9,265	Home Depot, Inc.	747,407
4,744	Lear Corp.	393,325
6,227	Macy's, Inc.	331,650
3,605	Michael Kors Holdings Ltd.*	293,988
2,340	Nu Skin Enterprises, Inc. - Class A	299,146
4,617	Wal-Mart Stores, Inc.	374,023
		4,644,151
	CONSUMER, NON-CYCLICAL – 24.3%
2,941	Actavis PLC*	479,589
3,574	Amgen, Inc.	407,722
4,586	Cintas Corp.	254,523
6,957	Colgate-Palmolive Co.	457,840
1,260	Covance, Inc.*	106,319
7,242	General Mills, Inc.	365,214
17,803	Genpact Ltd.*	318,674
4,744	Gilead Sciences, Inc.*	354,899
5,787	Hain Celestial Group, Inc.*	478,527
10,435	Hanger, Inc.*	405,295
4,870	Hershey Co.	471,854
6,167	Johnson & Johnson	583,768

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,720	Kimberly-Clark Corp.	$296,915
17,234	Kroger Co.	719,520
2,846	McKesson Corp.	472,123
6,335	Medtronic, Inc.	363,122
4,997	PepsiCo, Inc.	422,047
2,435	Perrigo Co. PLC	379,592
17,343	Pfizer, Inc.	550,293
4,090	Procter & Gamble Co.	344,460
1,340	Roche Holding A.G. - ADR	93,867
3,603	Sanofi - ADR	190,346
3,275	St. Jude Medical, Inc.	191,326
13,945	Tyson Foods, Inc. - Class A	441,917
		9,149,752
	ENERGY – 9.6%
3,808	Baker Hughes, Inc.	216,904
6,261	Chevron Corp.	766,597
6,356	Clean Energy Fuels Corp.*	79,386
6,546	Exxon Mobil Corp.	611,920
17,613	Marathon Oil Corp.	634,773
4,282	Royal Dutch Shell PLC - ADR	299,483
6,989	Schlumberger Ltd.	617,967
4,133	SM Energy Co.	364,283
		3,591,313
	FINANCIAL – 15.8%
6,451	Allstate Corp.	350,096
4,111	American Express Co.	352,724
8,348	Ares Capital Corp.	153,436
18,625	Bank of America Corp.	294,648
2,340	BlackRock, Inc.	708,435
9,076	Citigroup, Inc.	480,302
15,179	East West Bancorp, Inc.	520,336
7,210	Hospitality Properties Trust - REIT	195,896
2,910	Jones Lang LaSalle, Inc.	284,365
9,360	Marsh & McLennan Cos., Inc.	444,132
4,586	Prudential Financial, Inc.	407,053
1	Rayonier, Inc. - REIT	22
1,423	SVB Financial Group*	144,065
6,451	Travelers Cos., Inc.	585,364
9,550	U.S. Bancorp	374,551
918	Visa, Inc. - Class A	186,776
10,625	Wells Fargo & Co.	467,712
		5,949,913

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 9.6%
7,020	A.O. Smith Corp.	$380,133
3,720	Applied Industrial Technologies, Inc.	179,974
2,530	FEI Co.	230,356
6,736	Flowserve Corp.	480,816
5,534	Honeywell International, Inc.	489,814
1,708	Hubbell, Inc. - Class B	184,310
2,170	Middleby Corp.*	479,223
2,277	Snap-on, Inc.	241,704
4,396	United Parcel Service, Inc. - Class B	450,062
7,084	Wabtec Corp.	488,796
		3,605,188
	TECHNOLOGY – 8.4%
4,079	3D Systems Corp.*	306,578
464	Apple, Inc.	258,016
4,865	Cognizant Technology Solutions Corp. - Class A*	456,775
15,625	EMC Corp.	372,656
13,218	Intel Corp.	315,117
7,115	Lam Research Corp.*	370,763
1,898	Power Integrations, Inc.	101,467
4,649	QUALCOMM, Inc.	342,073
4,870	SanDisk Corp.	331,891
1,252	Ultimate Software Group, Inc.*	196,176
2,277	Xilinx, Inc.	101,167
		3,152,679
	UTILITIES – 3.3%
14,799	American States Water Co.	431,835
8,285	California Water Service Group	189,395
5,705	NiSource, Inc.	180,392
3,605	Northeast Utilities	148,093
9,518	Westar Energy, Inc.	298,485
		1,248,200
	TOTAL COMMON STOCKS (Cost $28,266,410)	36,911,273

Principal Amount

	SHORT-TERM INVESTMENTS – 1.6%
$586,570	UMB Money Market Fiduciary, 0.01%1	586,570

	TOTAL SHORT-TERM INVESTMENTS (Cost $586,570)	586,570

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

TOTAL INVESTMENTS – 99.8% (Cost $28,852,980)	$37,497,843
Other Assets in Excess of Liabilities – 0.2%	84,763

TOTAL NET ASSETS – 100.0%	$37,582,606

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	24.3%
Financial	15.8%
Communications	12.7%
Consumer, Cyclical	12.4%
Industrial	9.6%
Energy	9.6%
Technology	8.4%
Utilities	3.3%
Basic Materials	2.1%
Total Common Stocks	98.2%
Short-Term Investments	1.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS – 99.3%
	BASIC MATERIALS – 2.0%
4,057	Eastman Chemical Co. 1	$312,510

	COMMUNICATIONS – 7.3%
8,976	AT&T, Inc. 1	316,045
317	Google, Inc. - Class A*1	335,890
3,826	Time Warner, Inc. 1	251,406
6,033	Vodafone Group PLC - ADR1	223,764
		1,127,105
	CONSUMER, CYCLICAL – 21.6%
2,375	American Woodmark Corp.*	85,702
1,997	Cheesecake Factory, Inc.	97,354
6,853	Cinemark Holdings, Inc. 1	226,081
3,910	General Motors Co.* 1	151,434
4,624	Lennar Corp. - Class A1	165,354
5,087	Lowe's Cos., Inc. 1	241,531
4,810	Macy's, Inc. 1	256,181
1,913	Polaris Industries, Inc. 1	255,328
4,898	TJX Cos., Inc. 1	307,986
4,183	Tractor Supply Co. 1	306,237
1,282	UniFirst Corp. 1	131,072
1,366	VF Corp. 1	320,436
1,072	W.W. Grainger, Inc. 1	276,490
2,628	Wal-Mart Stores, Inc. 1	212,894
1,955	Whirlpool Corp. 1	298,646
		3,332,726
	CONSUMER, NON-CYCLICAL – 31.7%
3,258	Abbott Laboratories1	124,423
1,408	Acadia Healthcare Co., Inc.*	65,050
967	Align Technology, Inc.*	52,837
1,640	Amgen, Inc. 1	187,091
1,366	Bio-Rad Laboratories, Inc. - Class A*1	167,499
1,934	Coca-Cola Enterprises, Inc.	81,112
5,739	Deluxe Corp. 1	285,171
8,934	Genpact Ltd.* 1	159,919
2,340	Green Mountain Coffee Roasters, Inc.* 1	157,669
2,880	Hain Celestial Group, Inc.* 1	238,147
3,237	Hershey Co. 1	313,633
1,598	Jazz Pharmaceuticals PLC*1	186,838
2,670	Johnson & Johnson1	252,742
7,483	Kroger Co. 1	312,415
1,970	McKesson Corp. 1	326,803
3,405	Mead Johnson Nutrition Co. 1	287,757
3,321	On Assignment, Inc.* 1	113,014

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,796	PepsiCo, Inc. 1	$236,150
1,766	Roche Holding A.G. - ADR1	123,708
1,303	Salix Pharmaceuticals Ltd.* 1	110,507
1,429	St. Jude Medical, Inc.	83,482
2,102	Teva Pharmaceutical Industries Ltd. - ADR1	85,678
4,162	Total System Services, Inc. 1	129,230
967	Towers Watson & Co. - Class A1	108,884
6,642	Tyson Foods, Inc. - Class A1	210,485
7,189	VCA Antech, Inc.* 1	215,311
5,549	West Pharmaceutical Services, Inc. 1	277,006
		4,892,561
	FINANCIAL – 3.8%
2,228	Allstate Corp.	120,914
11,141	Bank of America Corp. 1	176,251
2,859	Hospitality Properties Trust - REIT1	77,679
5,507	U.S. Bancorp1	215,984
		590,828
	INDUSTRIAL – 19.8%
652	AMERCO*1	151,088
4,835	Granite Construction, Inc. 1	151,094
2,817	Honeywell International, Inc. 1	249,333
1,492	Hubbell, Inc. - Class B1	161,002
3,153	IDEX Corp. 1	224,903
2,186	Kirby Corp.* 1	206,468
5,087	Methode Electronics, Inc. 1	147,167
1,997	Old Dominion Freight Line, Inc.* 1	102,905
4,940	Packaging Corp. of America1	302,624
1,619	Snap-on, Inc. 1	171,857
2,901	Teledyne Technologies, Inc.* 1	269,010
1,913	Thermo Fisher Scientific, Inc. 1	192,926
1,897	Union Pacific Corp. 1	307,390
1,240	United Parcel Service, Inc. - Class B1	126,951
2,691	United Technologies Corp. 1	298,324
		3,063,042
	TECHNOLOGY – 11.5%
154	Apple, Inc.	85,635
4,099	Broadridge Financial Solutions, Inc. 1	156,377
3,300	Check Point Software Technologies Ltd.* 1	204,138
2,333	Cognizant Technology Solutions Corp. - Class A*1	219,045
8,860	EMC Corp. 1	211,311
1,598	Fortinet, Inc.*	27,326
1,282	Informatica Corp.*	49,755

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,531	Intel Corp. 1	$84,179
1,870	Lam Research Corp.*	97,446
2,649	Pegasystems, Inc. 1	133,377
2,691	QUALCOMM, Inc. 1	198,004
8,576	Synopsys, Inc.* 1	314,139
		1,780,732
	UTILITIES – 1.6%
5,654	NorthWestern Corp. 1	248,663

	TOTAL COMMON STOCKS (Cost $11,983,169)	15,348,167

	TOTAL INVESTMENTS – 99.3% (Cost $11,983,169)	15,348,167
	Other Assets in Excess of Liabilities – 0.7%	111,938

	TOTAL NET ASSETS – 100.0%	$15,460,105

	SECURITIES SOLD SHORT – 99.3%
	COMMON STOCKS – 96.8%
	BASIC MATERIALS – 2.2%
(1,724)	Ashland, Inc.	(157,022)
(1,450)	BHP Billiton Ltd. - ADR	(98,919)
(1,009)	Domtar Corp.	(86,279)
		(342,220)
	COMMUNICATIONS – 7.8%
(11,330)	America Movil S.A.B. de C.V. - ADR	(263,309)
(945)	Anixter International, Inc.*	(83,538)
(2,607)	Harris Corp.	(168,178)
(2,540)	NETGEAR, Inc.*	(81,560)
(2,186)	Rackspace Hosting, Inc.*	(83,527)
(3,721)	Symantec Corp.	(83,685)
(3,700)	Thomson Reuters Corp.	(138,306)
(3,027)	VeriSign, Inc.*	(172,115)
(16,417)	Windstream Holdings, Inc.	(132,485)
		(1,206,703)
	CONSUMER, CYCLICAL – 21.2%
(378)	AutoZone, Inc.*	(174,485)
(10,030)	Boyd Gaming Corp.*	(114,844)
(8,744)	Carnival Corp.	(315,746)
(6,348)	Cash America International, Inc.	(238,748)
(2,870)	Coach, Inc.	(166,173)
(3,006)	Crocs, Inc.*	(41,483)
(2,540)	DSW, Inc. - Class A	(113,868)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(2,649)	Family Dollar Stores, Inc.	$(184,821)
(5,612)	Fastenal Co.	(261,126)
(8,681)	Finish Line, Inc. - Class A	(229,265)
(4,519)	Kohl's Corp.	(249,810)
(4,267)	Lululemon Athletica, Inc.*	(297,495)
(3,048)	Nordstrom, Inc.	(189,616)
(252)	NVR, Inc.*	(244,435)
(5,654)	Owens & Minor, Inc.	(215,813)
(5,507)	PetMed Express, Inc.	(86,901)
(2,901)	Vitamin Shoppe, Inc.*	(157,437)
		(3,282,066)
	CONSUMER, NON-CYCLICAL – 31.3%
(7,441)	Abaxis, Inc.	(267,727)
(4,961)	ADT Corp.	(201,218)
(35,314)	AMBEV S.A. - ADR	(266,974)
(6,117)	AstraZeneca PLC - ADR	(349,831)
(2,480)	Automatic Data Processing, Inc.	(198,450)
(3,132)	Baxter International, Inc.	(214,386)
(1,156)	Chemed Corp.	(90,087)
(12,339)	Dean Foods Co.*	(221,855)
(9,123)	Fresh Del Monte Produce, Inc.	(255,535)
(3,531)	Gartner, Inc.*	(228,279)
(10,846)	Hertz Global Holdings, Inc.*	(263,124)
(6,979)	Hologic, Inc.*	(156,260)
(2,200)	Hormel Foods Corp.	(99,044)
(2,165)	Hospira, Inc.*	(85,106)
(1,724)	Merck & Co., Inc.	(85,907)
(2,228)	Mindray Medical International Ltd. - ADR	(88,697)
(3,742)	Mondelez International, Inc. - Class A	(125,469)
(5,108)	Monster Beverage Corp.*	(302,292)
(736)	Novo Nordisk A/S - ADR	(131,545)
(5,696)	Post Holdings, Inc.*	(288,503)
(4,225)	Quest Diagnostics, Inc.	(257,472)
(5,612)	Reynolds American, Inc.	(283,125)
(2,039)	Team, Inc.*	(83,436)
(2,733)	Valeant Pharmaceuticals International, Inc.*	(299,619)
		(4,843,941)
	FINANCIAL – 4.1%
(25,413)	Banco Santander SA - ADR	(227,192)
(5,865)	Popular, Inc.*	(167,622)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(8,282)	Progressive Corp.	$(231,316)
		(626,130)
	INDUSTRIAL – 19.5%
(2,943)	Albany International Corp. - Class A	(108,185)
(4,225)	C.H. Robinson Worldwide, Inc.	(247,712)
(2,039)	Canadian National Railway Co.	(229,388)
(3,174)	CLARCOR, Inc.	(192,122)
(2,354)	Colfax Corp.*	(136,720)
(6,117)	CSX Corp.	(166,811)
(2,943)	Donaldson Co., Inc.	(122,811)
(3,132)	Eaton Corp. PLC	(227,571)
(2,775)	FLIR Systems, Inc.	(82,334)
(2,312)	Forward Air Corp.	(99,878)
(2,380)	General Dynamics Corp.	(218,151)
(6,811)	Jabil Circuit, Inc.	(138,059)
(2,880)	Landstar System, Inc.	(161,654)
(1,597)	Rockwell Collins, Inc.	(116,150)
(5,360)	Silgan Holdings, Inc.	(250,580)
(5,444)	Simpson Manufacturing Co., Inc.	(197,617)
(1,976)	Stanley Black & Decker, Inc.	(160,827)
(5,633)	Tetra Tech, Inc.*	(161,048)
		(3,017,618)
	TECHNOLOGY – 9.4%
(2,228)	Accenture PLC - Class A	(172,603)
(1,190)	Analog Devices, Inc.	(57,382)
(2,270)	Fair Isaac Corp.	(133,953)
(14,546)	Fairchild Semiconductor International, Inc.*	(185,170)
(3,342)	Hittite Microwave Corp.*	(211,315)
(7,988)	Oracle Corp.	(281,896)
(3,426)	SAP A.G. - ADR	(283,399)
(7,525)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(133,418)
		(1,459,136)
	UTILITIES – 1.3%
(7,189)	Exelon Corp.	(193,456)

	TOTAL COMMON STOCKS (Proceeds $13,493,655)	(14,971,270)

	EXCHANGE-TRADED FUNDS – 2.5%
(1,645)	SPDR S&P 500 ETF Trust	(297,745)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(2,333)	SPDR S&P Metals & Mining ETF	$(91,150)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $396,660)	(388,895)

	TOTAL SECURITIES SOLD SHORT (Proceeds $13,890,315)	$(15,360,165)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	31.7%
Consumer, Cyclical	21.6%
Industrial	19.8%
Technology	11.5%
Communications	7.3%
Financial	3.8%
Basic Materials	2.0%
Utilities	1.6%
Total Common Stocks	99.3%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS – 98.2%
	BASIC MATERIALS – 2.7%
7,350	KapStone Paper and Packaging Corp.	$391,608
28,889	Shiloh Industries, Inc.	669,647
		1,061,255
	COMMUNICATIONS – 6.2%
80,993	1-800-Flowers.com, Inc. - Class A*	412,254
7,970	ePlus, Inc.	430,540
13,343	Extreme Networks, Inc.*	92,734
16,164	Lionbridge Technologies, Inc.*	91,973
22,530	MDC Partners, Inc. - Class A	512,783
31,332	Perficient, Inc.*	679,278
2,560	Salem Communications Corp. - Class A	23,014
4,748	Stamps.com, Inc.*	218,740
		2,461,316
	CONSUMER, CYCLICAL – 15.1%
10,951	Culp, Inc.	221,539
16,650	Daktronics, Inc.	254,745
25,181	Federal-Mogul Corp.*	516,714
6,813	Flexsteel Industries, Inc.	188,448
9,628	Jack in the Box, Inc.*	455,886
22,450	Johnson Outdoors, Inc. - Class A	642,968
10,525	Kirkland's, Inc.*	269,650
9,195	Libbey, Inc.*	211,485
24,737	Modine Manufacturing Co.*	328,507
11,918	Monarch Casino & Resort, Inc.*	211,545
6,569	Multimedia Games Holding Co., Inc.*	190,501
4,087	Papa John's International, Inc.	346,884
14,318	PC Connection, Inc.*	311,130
2,300	Republic Airways Holdings, Inc.*	25,898
29,088	Rite Aid Corp.*	172,201
20,760	ScanSource, Inc.*	871,712
12,771	Stein Mart, Inc.	188,245
8,804	Superior Industries International, Inc.	173,791
27,300	Systemax, Inc.	313,131
1,700	Universal Electronics, Inc.*	64,617
		5,959,597
	CONSUMER, NON-CYCLICAL – 16.6%
7,718	Alico, Inc.	300,848
13,494	AMN Healthcare Services, Inc.*	187,297
63,801	CryoLife, Inc.	705,001
33,012	Exactech, Inc.*	821,338
4,066	Huron Consulting Group, Inc.*	241,683
1,468	Insys Therapeutics, Inc.*	64,739

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
16,322	Inter Parfums, Inc.	$594,121
5,428	J&J Snack Foods Corp.	466,374
12,569	Korn/Ferry International*	291,098
8,225	Lannett Co., Inc.*	242,966
9,574	National Healthcare Corp.	534,229
32,122	Navigant Consulting, Inc.*	629,591
19,926	Omega Protein Corp.*	269,997
15,246	Prestige Brands Holdings, Inc.*	537,269
6,064	Providence Service Corp.*	166,275
13,103	Synutra International, Inc.*	117,403
7,689	Utah Medical Products, Inc.	409,132
		6,579,361
	ENERGY – 0.6%
13,239	Tesco Corp.*	236,713

	FINANCIAL – 19.7%
36,124	Center Bancorp, Inc.	593,517
32,879	CoBiz Financial, Inc.	389,616
1,956	Credit Acceptance Corp.*	252,617
20,594	EMC Insurance Group, Inc.	642,121
9,350	Employers Holdings, Inc.	305,184
9,430	FBL Financial Group, Inc. - Class A	432,931
9,795	GAMCO Investors, Inc. - Class A	824,739
23,126	Global Indemnity PLC*	616,077
15,556	Lakeland Financial Corp.	596,573
3,065	MarketAxess Holdings, Inc.	215,684
3,345	Navigators Group, Inc.*	223,580
60,108	Pzena Investment Management, Inc. - Class A	565,616
10,596	Safety Insurance Group, Inc.	594,965
5,840	Saul Centers, Inc. - REIT	283,999
4,847	Sierra Bancorp	85,792
25,982	State Auto Financial Corp.	586,674
12,114	United Fire Group, Inc.	360,392
12,921	West Bancorporation, Inc.	208,287
		7,778,364
	INDUSTRIAL – 19.1%
11,742	Alamo Group, Inc.	689,373
2,108	AMERCO*	488,487
14,754	Chase Corp.	470,062
2,068	CIRCOR International, Inc.	164,054
32,009	CTS Corp.	581,924
42,300	Electro Scientific Industries, Inc.	435,267
850	Exponent, Inc.	65,764

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
20,186	Federal Signal Corp.*	$315,507
6,958	Gorman-Rupp Co.	292,723
51,395	Graphic Packaging Holding Co.*	461,527
4,743	Littelfuse, Inc.	412,404
9,070	Methode Electronics, Inc.	262,395
4,359	Northwest Pipe Co.*	169,914
4,168	Powell Industries, Inc.	285,883
29,620	Rexnord Corp.*	720,062
8,237	Teledyne Technologies, Inc.*	763,817
13,156	U.S. Ecology, Inc.	506,243
16,588	Universal Truckload Services, Inc.	477,569
		7,562,975
	TECHNOLOGY – 11.5%
23,807	DSP Group, Inc.*	210,454
5,148	Electronics For Imaging, Inc.*	203,861
9,900	Exar Corp.*	121,275
21,472	Geeknet, Inc.*	404,533
3,071	Mentor Graphics Corp.	69,174
3,868	PDF Solutions, Inc.*	89,738
5,141	Pegasystems, Inc.	258,849
82,179	Pericom Semiconductor Corp.*	783,988
13,001	SS&C Technologies Holdings, Inc.*	560,473
28,915	Supertex, Inc.	750,344
6,710	Syntel, Inc.	592,963
37,093	Ultra Clean Holdings, Inc.*	369,446
3,746	Virtusa Corp.*	132,196
		4,547,294
	UTILITIES – 6.7%
33,983	California Water Service Group	776,852
4,119	IDACORP, Inc.	212,870
12,381	NorthWestern Corp.	544,516
10,984	Southwest Gas Corp.	582,811
11,257	UNS Energy Corp.	538,985
		2,656,034
	TOTAL COMMON STOCKS (Cost $33,671,959)	38,842,909

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.1%
$819,780	UMB Money Market Fiduciary, 0.01%1	$819,780

	TOTAL SHORT-TERM INVESTMENTS (Cost $819,780)	819,780

	TOTAL INVESTMENTS – 100.3% (Cost $34,491,739)	39,662,689
	Liabilities in Excess of Other Assets – (0.3)%	(102,339)

	TOTAL NET ASSETS – 100.0%	$39,560,350

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	19.7%
Industrial	19.1%
Consumer, Non-cyclical	16.6%
Consumer, Cyclical	15.1%
Technology	11.5%
Utilities	6.7%
Communications	6.2%
Basic Materials	2.7%
Energy	0.6%
Total Common Stocks	98.2%
Short-Term Investments	2.1%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2013

	All-Cap	Market
	Core Fund	Neutral Fund
Assets:
Investments, at value (cost $28,852,980 and $11,983,169, respectively)	$37,497,843	$15,348,167
Cash	-	3,203,465
Cash deposited with broker for securities sold short	-	12,173,440
Receivables:
Investment securities sold	180,295	433,860
Fund shares sold	400	-
Dividends and interest	73,876	29,490
Prepaid expenses	16,349	7,804
Total assets	37,768,763	31,196,226

Liabilities:
Securities sold short, at value (proceeds $0 and $13,890,315, respectively)	-	15,360,165
Payables:
Investment securities purchased	93,662	288,959
Dividends on securities sold short and interest expense	-	15,763
Fund shares redeemed	-	5,810
Advisory fees	23,605	2,138
Distribution fees (Note 7)	15,487	4,003
Auditing fees	15,935	16,089
Fund accounting fees	9,467	12,567
Transfer agent fees and expenses	8,911	11,055
Fund administration fees	5,031	6,334
Custody fees	4,641	3,658
Trustees' fees and expenses	880	822
Chief Compliance Officer fees	784	1,013
Accrued other expenses	7,754	7,745
Total liabilities	186,157	15,736,121
Net Assets	$37,582,606	$15,460,105

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$29,481,310	$30,341,731
Accumulated net investment loss	(17,637)	(589,541)
Accumulated net realized loss on investments	(525,930)	(16,187,233)
Net unrealized appreciation (depreciation) on:
Investments	8,644,863	3,364,998
Securities sold short	-	(1,469,850)
Net Assets	$37,582,606	$15,460,105

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$25,550,447	$13,567,118
Shares of beneficial interest issued and outstanding	1,166,430	1,071,269
Redemption price per share	$21.90	$12.66
Maximum sales charge (5.75% of offering price)1	1.34	0.77
Maximum offering price per share	$23.24	$13.43
Class C Shares:
Net assets applicable to shares outstanding	$12,032,159	$1,892,987
Shares of beneficial interest issued and outstanding	581,459	155,563
Offering and redemption price per share2	$20.69	$12.17

1	On sales of $50,000 or more, the sales charge will be reduced.
2	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2013

Small-Cap
Core Fund
Assets:
Investments, at value (cost $34,491,739)	$39,662,689
Receivables:
Investment securities sold	2,936,562
Fund shares sold	127,503
Dividends and interest	44,469
Prepaid expenses	24,616
Total assets	42,795,839

Liabilities:
Payables:
Investment securities purchased	3,145,703
Fund shares redeemed	3,000
Advisory fees	19,950
Distribution fees (Note 7)	7,816
Auditing fees	16,035
Offering costs - Advisor	15,000
Custody fees	6,078
Fund accounting fees	5,864
Transfer agent fees and expenses	4,716
Fund administration fees	3,999
Chief Compliance Officer fees	1,043
Trustees' fees and expenses	765
Accrued other expenses	5,520
Total liabilities	3,235,489

Net Assets	$39,560,350

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$33,509,395
Accumulated net investment loss	(16,943)
Accumulated net realized gain on investments	896,948
Net unrealized appreciation on investments	5,170,950
Net Assets	$39,560,350

Shares of beneficial interest issued and outstanding	1,667,097
Offering and redemption price per share	$23.73

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2013

	All-Cap	Market
	Core Fund	Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $3,883 and $2,259, respectively)	$602,095	$474,822
Interest	87	214
Total investment income	602,182	475,036

Expenses:
Advisory fees	293,491	279,664
Distribution fees - Class C (Note 7)	94,045	31,344
Distribution fees - Class A (Note 7)	58,015	55,715
Fund administration fees	42,888	43,572
Fund accounting fees	42,733	45,964
Transfer agent fees and expenses	42,709	41,121
Registration fees	30,000	31,499
Auditing fees	20,427	10,659
Custody fees	17,148	14,892
Shareholder reporting fees	10,015	6,641
Legal fees	9,001	10,001
Miscellaneous	5,136	5,302
Chief Compliance Officer fees	4,501	4,500
Trustees' fees and expenses	4,208	4,007
Insurance fees	1,234	1,600
Dividends on securities sold short	-	479,065
Interest expense	-	212,042
Total expenses	675,551	1,277,588
Advisory fees waived	(66,940)	(143,538)
Net expenses	608,611	1,134,050
Net investment loss	(6,429)	(659,014)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	2,945,189	7,352,249
Securities sold short	-	(5,783,977)
Net realized gain	2,945,189	1,568,272

Net change in unrealized appreciation/depreciation on:
Investments	4,336,277	(1,359,534)
Securities sold short	-	(1,846,371)
Net change in unrealized appreciation/depreciation	4,336,277	(3,205,905)
Net realized and unrealized gain (loss) on investments and securities sold short	7,281,466	(1,637,633)

Net Increase (Decrease) in Net Assets from Operations	$7,275,037	$(2,296,647)

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2013

Small-Cap
Core Fund
Investment Income:
Dividends (net of foreign withholding taxes of $504)	$217,561
Interest	67
Total investment income	217,628

Expenses:
Advisory fees	141,183
Distribution fees (Note 7)	39,218
Fund administration fees	38,863
Fund accounting fees	30,137
Transfer agent fees and expenses	22,962
Custody fees	21,155
Registration fees	18,615
Auditing fees	15,988
Legal fees	9,101
Shareholder reporting fees	6,114
Chief Compliance Officer fees	4,501
Trustees' fees and expenses	4,014
Miscellaneous	3,499
Insurance fees	1,224
Total expenses	356,574
Advisory fees waived	(138,523)
Net expenses	218,051
Net investment loss	(423)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	891,180
Net change in unrealized appreciation/depreciation on investments	5,138,738
Net realized and unrealized gain on investments	6,029,918

Net Increase in Net Assets from Operations	$6,029,495

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2013	November 30, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(6,429)	$33,862
Net realized gain on investments	2,945,189	1,000,605
Net change in unrealized appreciation/depreciation on investments	4,336,277	1,587,359
Net increase in net assets resulting from operations	7,275,037	2,621,826

Distributions to shareholders:
From net investment income:
Class A	(21,801)	-
Total distributions to shareholders	(21,801)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	10,397,720	7,479,078
Class C	4,619,202	2,977,914
Reinvestment of distributions:
Class A	12,047	-
Cost of shares redeemed:
Class A1	(9,049,458)	(5,679,079)
Class C2	(2,094,440)	(1,619,715)
Net increase in net assets from capital transactions	3,885,071	3,158,198

Total increase in net assets	11,138,307	5,780,024

Net Assets:
Beginning of period	26,444,299	20,664,275
End of period	$37,582,606	$26,444,299

Accumulated net investment income (loss)	$(17,637)	$21,797

Capital Share Transactions:
Shares sold:
Class A	541,207	443,287
Class C	246,255	185,434
Shares reinvested:
Class A	681	-
Shares redeemed:
Class A	(464,671)	(338,529)
Class C	(113,453)	(100,723)
Net increase in capital share transactions	210,019	189,469

1	Net of redemption fee proceeds of $617 and $48, respectively.
2	Net of redemption fee proceeds of $14 and $703, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Market Neutral Fund

	For the Year Ended	For the Year Ended
	November 30, 2013	November 30, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(659,014)	$(1,016,328)
Net realized gain on investments and securities sold short	1,568,272	1,446,233
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(3,205,905)	69,695
Net increase (decrease) in net assets resulting from operations	(2,296,647)	499,600

Capital Transactions:
Net proceeds from shares sold:
Class A	5,820,204	20,197,280
Class C	928,865	1,864,910
Cost of shares redeemed:
Class A1	(23,976,209)	(25,737,852)
Class C2	(2,516,072)	(1,090,137)
Net decrease in net assets from capital transactions	(19,743,212)	(4,765,799)

Total decrease in net assets	(22,039,859)	(4,266,199)

Net Assets:
Beginning of period	37,499,964	41,766,163
End of period	$15,460,105	$37,499,964

Accumulated net investment loss	$(589,541)	$(951,131)

Capital Share Transactions:
Shares sold:
Class A	440,356	1,480,414
Class C	71,084	141,144
Shares redeemed:
Class A	(1,831,710)	(1,903,987)
Class C	(200,219)	(81,875)
Net decrease in capital share transactions	(1,520,489)	(364,304)

1	Net of redemption fee proceeds of $483 and $1,601, respectively.
2	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2013	November 30, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(423)	$11,747
Net realized gain on investments	891,180	11,737
Net change in unrealized appreciation/depreciation on investments	5,138,738	31,342
Net increase in net assets resulting from operations	6,029,495	54,826

Distributions to shareholders:
From net investment income	(21,860)	(106)
From net realized gains	(4,126)	-
Total distributions to shareholders	(25,986)	(106)

Capital Transactions:
Proceeds from shares sold	37,149,598	1,506,107
Reinvestment of distributions	24,473	106
Cost of shares redeemed1	(4,916,948)	(353,832)
Net increase in net assets from capital transactions	32,257,123	1,152,381

Total increase in net assets	38,260,632	1,207,101

Net Assets:
Beginning of period	1,299,718	92,617
End of period	$39,560,350	$1,299,718

Accumulated net investment income (loss)	$(16,943)	$11,535

Capital Share Transactions:
Shares sold	1,824,214	95,988
Shares reinvested	1,461	7
Shares redeemed	(238,396)	(22,844)
Net increase in capital share transactions	1,587,279	73,151

1	Net of redemption fee proceeds of $7,962 and $1,703, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Year Ended November 30, 2013

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(2,296,647)
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(14,914,574)
Sale of investment securities	38,113,836
Sale of short-term investment securities, net	5,556,749
Closed short sale transactions	(52,628,859)
Proceeds from short sale transactions	27,611,562
Decrease in deposits with brokers for short sales	16,547,197
Decrease in dividends and interest receivable	25,717
Decrease in receivables for investment securities sold	160,496
Decrease in prepaid expenses	1,369
Increase in payables for investment securities purchased	88,121
Decrease in dividends on securities sold short and interest expense payable	(32,112)
Decrease in accrued expenses	(31,893)
Net realized gain on investments	(1,568,272)
Net change in unrealized appreciation/depreciation on investments	3,205,905
Net cash provided by operating activities	19,838,595

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	6,773,860
Payment on shares redeemed	(26,604,916)
Net cash used for financing activities	(19,831,056)

Net Increase in Cash	7,539

Cash:
Beginning balance	3,195,926
Ending balance	$3,203,465

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010		November 30, 2009
Net asset value, beginning of period	$17.45		$15.50		$14.40		$12.95		$11.22
Income from Investment Operations:
Net investment income	0.04	2	0.06	2	0.02	2	-	2	0.06
Net realized and unrealized gain on investments	4.43		1.89		1.08		1.50		1.67
Total from investment operations	4.47		1.95		1.10		1.50		1.73

Less Distributions:
From net investment income	(0.02)		-		-		(0.05)		-
From net realized gain	-		-		-		-		-
Total distributions	(0.02)		-		-		(0.05)		-

Redemption fee proceeds	-	3	-	3	-	3	-	3	-	3

Net asset value, end of period	$21.90		$17.45		$15.50		$14.40		$12.95

Total return4	25.65%		12.58%		7.64%		11.58%		15.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,551		$19,002		$15,260		$14,912		$19,577

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%		2.04%		2.02%		2.24%		2.07%
After fees waived and expenses absorbed	1.65%		1.65%		1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.01%)		(0.04%)		(0.26%)		(0.42%)		(0.02%)
After fees waived and expenses absorbed	0.20%		0.35%		0.11%		0.17%		0.40%

Portfolio turnover rate	69%		50%		63%		64%		132%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2	Based on average shares outstanding during the period.
3	Amount represents less than $0.01 per share.
4
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010		November 30, 2009
Net asset value, beginning of period	$16.59		$14.85		$13.89		$12.55		$10.95
Income from Investment Operations:
Net investment loss	(0.10)	2	(0.07)	2	(0.10)	2	-	2	(0.03)
Net realized and unrealized gain on investments	4.20		1.81		1.06		1.34		1.63
Total from investment operations	4.10		1.74		0.96		1.34		1.60

Less Distributions:
From net investment income	-		-		-		-		-
From net realized gain	-		-		-		-		-
Total distributions	-		-		-		-		-

Redemption fee proceeds	-	3	-	3	-	3	-	3	-	3

Net asset value, end of period	$20.69		$16.59		$14.85		$13.89		$12.55

Total return4	24.71%		11.72%		6.91%		10.68%		14.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,032		$7,442		$5,404		$5,532		$6,047

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.61%		2.79%		2.77%		2.99%		2.82%
After fees waived and expenses absorbed	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.76%)		(0.79%)		(1.01%)		(1.17%)		(0.73%)
After fees waived and expenses absorbed	(0.55%)		(0.40%)		(0.64%)		(0.58%)		(0.31%)

Portfolio turnover rate	69%		50%		63%		64%		132%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2	Based on average shares outstanding during the period.
3	Amount represents less than $0.01 per share.
4
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010		November 30, 2009
Net asset value, beginning of period	$13.69		$13.45		$12.91		$12.99		$14.66
Income from Investment Operations:
Net investment loss	(0.33)	1	(0.36)	1	(0.35)	1	(0.30)	1	(0.37)
Net realized and unrealized gain (loss) on investments	(0.70)		0.60		0.89		0.22		(1.24)
Total from investment operations	(1.03)		0.24		0.54		(0.08)		(1.61)

Less Distributions:
From net investment income	-		-		-		-		(0.06)
Total distributions	-		-		-		-		(0.06)

Redemption fee proceeds	-	2	-		-	2	-	2	-	2

Net asset value, end of period	$12.66		$13.69		$13.45		$12.91		$12.99

Total return3	(7.52%)		1.78%		4.18%		(0.62%)		(10.96%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,567		$33,726		$38,809		$41,241		$91,846

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.93%		4.70%		4.52%		4.38%		3.13%
After fees waived and expenses absorbed	4.37%		4.36%		4.22%		3.99%		3.04%
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.21%		1.99%		1.94%		2.04%		1.74%
After fees waived and expenses absorbed	1.65%		1.65%		1.65%		1.65%		1.65%

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.06%)		(2.99%)		(2.99%)		(2.56%)		(1.93%)
After fees waived and expenses absorbed	(2.50%)		(2.65%)		(2.69%)		(2.17%)		(1.84%)
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.34%)		(0.28%)		(0.42%)		(0.23%)		(0.55%)
After fees waived and expenses absorbed	0.22%		0.06%		(0.12%)		0.17%		(0.45%)

Portfolio turnover rate	60%		80%		93%		79%		227%

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010		November 30, 2009
Net asset value, beginning of period	$13.26		$13.12		$12.69		$12.86		$14.63
Income from Investment Operations:
Net investment loss	(0.41)	1	(0.45)	1	(0.44)	1	(0.30)	1	(0.43)
Net realized and unrealized gain (loss) on investments	(0.68)		0.59		0.87		0.13		(1.28)
Total from investment operations	(1.09)		0.14		0.43		(0.17)		(1.71)

Less Distributions:
From net investment income	-		-		-		-		(0.06)
Total distributions	-		-		-		-		(0.06)

Redemption fee proceeds	-		-		-	2	-	2	-	2

Net asset value, end of period	$12.17		$13.26		$13.12		$12.69		$12.86

Total return3	(8.22%)		1.07%		3.39%		(1.32%)		(11.66%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,893		$3,774		$2,957		$3,499		$8,971

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.68%		5.45%		5.27%		5.13%		3.88%
After fees waived and expenses absorbed	5.12%		5.11%		4.97%		4.74%		3.79%
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.96%		2.74%		2.70%		2.80%		2.49%
After fees waived and expenses absorbed	2.40%		2.40%		2.40%		2.40%		2.40%

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.81%)		(3.74%)		(3.75%)		(3.33%)		(2.68%)
After fees waived and expenses absorbed	(3.25%)		(3.40%)		(3.45%)		(2.94%)		(2.59%)
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.09%)		(1.03%)		(1.17%)		(0.98%)		(1.30%)
After fees waived and expenses absorbed	(0.53%)		(0.69%)		(0.87%)		(0.58%)		(1.20%)

Portfolio turnover rate	60%		80%		93%		79%		227%

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

				For the Period
	For the		For the	June 30, 2011*
	Year Ended		Year Ended	through
	November 30, 2013		November 30, 2012	November 30, 2011
Net asset value, beginning of period	$16.28		$13.89	$15.00
Income from Investment Operations:
Net investment income (loss)1	-	5	0.27	-
Net realized and unrealized gain (loss) on investments	7.73		2.10	(1.11)
Total from investment operations	7.73		2.37	(1.11)

Less Distributions:
From net investment income	(0.24)		(0.02)	-
From net realized gain	(0.05)		-	-
Total distributions	(0.29)		(0.02)	-

Redemption fee proceeds	0.01		0.04	-

Net asset value, end of period	$23.73		$16.28	$13.89

Total return2	48.24%		17.33%	(7.40%)	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,560		$1,300	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.27%		29.04%	229.27%	4
After fees waived and expenses absorbed	1.39%		1.39%	1.39%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.88%)		(25.90%)	(227.94%)	4
After fees waived and expenses absorbed	0.00%		1.75%	(0.06%)	4

Portfolio turnover rate	140%		173%	105%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.
5	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2013

Note 1 – Organization
Zacks All-Cap Core Fund (formerly know as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

With regards to the Zacks All-Cap Core Fund and Zacks Market Neutral Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2013 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2013, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended November 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90%, 1.10% and 0.90% respectively, of each Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.65% and 2.40% for Zacks All-Cap Core and Zacks Market Neutral Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2016.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.39% of average daily net assets for Zacks Small-Cap Core Fund through March 31, 2016.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013

For the year ended November 30, 2013, the Advisor waived its fees and absorbed other expenses as follows:

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$66,940	$-	$66,940
Market Neutral Fund	143,538	-	143,538
Small-Cap Core Fund	138,523	-	138,523
Total	$349,001	$-	$349,001

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the current expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At November 30, 2013, the amount of these potentially recoverable expenses was $244,416, $373,774 and $409,657 for the All-Cap Core, Market Neutral and Small- Cap Core Funds, respectively.  The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
2014	$83,004	$103,281	$86,223
2015	94,472	126,955	184,911
2016	66,940	143,538	138,523
Total	$244,416	$373,774	$409,657

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC (“GDS”) as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

For the period from December 1, 2012 to December 31, 2012, GDS received the following:

	Class A Net Selling Commissions	Class C Deferred Sales Charge
All-Cap Core Fund	$943	$-
Market Neutral Fund	$1	$-

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2013, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the year ended November 30, 2013 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At November 30, 2013, the cost of securities, on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Cost of investments	$28,914,993	$11,986,703	$34,492,584

Gross unrealized appreciation	$8,706,264	$3,424,160	$5,430,561
Gross unrealized depreciation	(123,414)	(62,696)	(260,456)

Net unrealized appreciation on investments	$8,582,850	$3,361,464	$5,170,105

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These classifications have no effect on net assets or net asset value per share. For the year ended November 30, 2013, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Paid-in capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
All-Cap Core Fund	$1,162	$(11,204)	$10,042
Market Neutral Fund	(1,034,730)	1,020,604	14,126
Small-Cap Core Fund	(2)	(6,195)	6,197

As of November 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Undistributed ordinary income	$-	$-	$849,333
Undistributed long-term gains	-	-	51,399
Tax accumulated earnings	-	-	900,732
Accumulated capital and other losses	$(481,554)	$(18,243,090)	$(19,882)
Unrealized appreciation on investments	8,582,850	3,361,464	5,170,105
Total accumulated earnings (deficit)	$8,101,296	$(14,881,626)	$6,050,955

The tax character of distributions paid during the fiscal years ended November 30, 2013 and November 30, 2012 were as follows:

	All-Cap Core Fund		Market Neutral Fund		Small-Cap Core Fund

	2013	2012	2013	2012	2013	2012
Distributions paid from:
Ordinary income	$21,801	$-	$-	$-	$25,924	$106
Long-term capital gains	-	-	-	-	62	-
Total distributions paid	$21,801	$-	$-	$-	$25,986	$106

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013

At November 30, 2013, the Funds had accumulated capital loss carryforwards as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
For losses expiring November 30,
2017	$414,748	$13,680,305	$-
2018	-	1,737,635	-
2019	-	-	-
Not subject to expiration:
Short-term	-	-	-
Total	$414,748	$15,417,940	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2013, the All-Cap Core and Market Neutral Funds utilized $2,900,751 and $1,279,395 of their capital loss carryovers, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of November 30, 2013, the All-Cap Core, Market Neutral and Small-Cap Core Funds had $49,169, $259,911 and $2,776 of post-October losses, respectively, which are deferred until December 1, 2013 for tax purposes.

As of November 30, 2013, the All-Cap Core, Market Neutral and Small-Cap Core Funds had $17,637, $589,541 and $17,106, respectively, of qualified late-year ordinary loss which are deferred until fiscal year 2014 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended November 30, 2013, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund received $631, $483 and $7,962, respectively in redemption fees.

Note 6 – Investment Transactions
For the year ended November 30, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$25,218,336	$21,677,470
Market Neutral Fund	14,914,574	38,113,836
Small-Cap Core Fund	53,186,252	21,658,278

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of its shares.  With respect to the Zacks All-Cap Core Fund and Zacks Market Neutral Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% for Class A Shares and 1.00% for Class C Shares, of average daily net assets. With respect to the Zacks Small-Cap Core Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the year ended November 30, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2013, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$36,911,273	$-	$-	$36,911,273
Short-Term Investments	586,570	-	-	586,570
Total Investments	$37,497,843	$-	$-	$37,497,843

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$15,348,167	$-	$-	$15,348,167
Total Assets	$15,348,167	$-	$-	$15,348,167

Liabilities
Securities Sold Short
Common Stocks1	$(14,971,270)	$-	$-	$(14,971,270)
Exchange-Traded Funds	(388,895)	-	-	(388,895)
Total Liabilities	$(15,360,165)	$-	$-	$(15,360,165)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$38,842,909	$-	$-	$38,842,909
Short-Term Investments	819,780	-	-	819,780
Total Investments	$39,662,689	$-	$-	$39,662,689

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Funds’ financial statements.

The Zacks Small Cap Core Fund will be offering Class C shares on or about December 31, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2013, the related statements of operations for the year then ended and  the statements of changes in net assets for each of the two years in the period then ended, with respect to Zacks All-Cap Core Fund the financial highlights for each of the five years in the period then ended, with respect to Zacks Market Neutral Fund, the related statement of cash flows for the year then ended and the financial highlights for each of the five years in the period then ended, and with respect to Zacks Small-Cap Core Fund the financial highlights for the each of the two years in the period then ended and for the period June 30, 2011 (commencement of operations) to November 30, 2011.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core fund as of November 30, 2013, and the results of their operations and cash flows (with respect to Zacks Market Neutral Fund), the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2014

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation
For Federal income tax purposes, the Small-Cap Core Fund designates long-term capital gain dividends of $62 or the amounts determined to be necessary, for the year ended November 30, 2013.

Corporate Dividends Received Deduction
For the fiscal year ended November 30, 2013, 100.00% and 21.98% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the All-Cap Core and Small-Cap Core Funds, respectively.

Qualified Dividend Income
Pursuant to Section 854 of the Internal Revenue Code of 1986, the All-Cap Core and Small-Cap Core Funds designates income dividends of 100.00% and 22.19%, respectively, as qualified dividend income paid during the fiscal year ended November 30, 2013.

Trustees and Officer Information
Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003.  The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Millera (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present).	74	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	74	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus-NICSA	74	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	74	Investment Managers Series Trust II, a registered investment company

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	74	Investment Managers Series Trust II, a registered investment company
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Maureen Quill a (born 1963) Vice President	Since December 2013	Executive Vice President, UMB Fund Services, Inc. (1996 – present).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) with respect to the Zacks All-Cap Core Fund (the “All-Cap Fund”), the Zacks Market Neutral Fund (the “Market Neutral Fund”) and the Zacks Small-Cap Core Fund (the “Small-Cap Fund”) series of the Trust (each a “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to each Fund; reports comparing the performance of each Fund with the returns of its benchmark index and the returns of a select group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund category (each a “Performance Universe”); reports regarding the investment advisory fees and total expenses of each Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund category (each an “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of each Fund, the Trustees noted that the meeting materials indicated as follows:

•
The annualized total return of the All-Cap Fund for the one-year period ended June 30, 2013, was the lowest in the Performance Peer Group (and below the median returns of the Performance Peer Group by 614 basis points), lower than the median returns of the Large Relative Value Performance Universe by 453 basis points and lower than the returns of the Russell 3000 Index by 353 basis points.  For the three- and five-year periods ended June 30, 2013, the All-Cap Fund’s annualized total returns were below the returns of the Russell 3000 Index by 86 basis points or less, the median returns of the Performance Peer Group by 111 basis points or less, and the median returns of the Performance Universe by 85 basis points or less.

•
The annualized total return of the Market Neutral Fund for the one-year period ended June 30, 2013, was the lowest in the Performance Peer Group (and below the median returns of the Performance Peer Group by

Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)

1,061 basis points), lower than the median returns of the Equity Market Neutral Performance Universe by 986 basis points and lower than the returns of the Citigroup 3-Month T-Bill Index by 681 basis points.  For the three-year period ended June 30, 2013, the Market Neutral Fund’s annualized total return exceeded the returns of the Citigroup 3-Month T-Bill Index, but were lower than the median returns of the Performance Peer Group and the Performance Universe (by 124 basis points and 35 basis points, respectively).

•
The annualized total return of the Small-Cap Fund for the one-year period ended June 30, 2013, was higher than the return of the Russell 2000 Index and higher than the median returns of the Performance Peer Group and Small Core Performance Universe.

The Trustees discussed the performance of the Funds with a representative of the Investment Advisor.  They noted that the Investment Advisor was concerned about the relative underperformance of the All Cap Core Fund and Market Neutral Fund, and that in an effort to improve the performance of those Funds the Investment Advisor was transitioning to using a model-based management approach which has had positive results with respect to the Small-Cap Fund.  The Trustees and the Investment Advisor agreed that if the new management approach did not result in improved performance, they should consider lowering the advisory fees of the All Cap Core Fund.

The Board also considered the overall quality of services provided by the Investment Advisor to each Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of each Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of each Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Funds, the Board noted the meeting materials indicated as follows:

•
The investment advisory fees for the All-Cap Fund (gross of fee waivers by the Investment Advisor) were higher than the median of the Expense Peer Group (by 7.5 basis points) and higher than the median of the Large Blend Expense Universe (by 19 basis points). The Board noted, however, that the Investment Advisor had waived a significant portion of its advisory fees with respect to the All-Cap Fund for the year, and that the All-Cap Fund’s effective advisory fee rate was therefore lower than its gross advisory fee. The total expenses (net of fee waivers) were higher than the median expenses for the Expense Peer Group (by 22 basis points) and higher than the median expenses for the Expense Universe (by 45 basis points).  The Board noted, however, that as of June 30, 2013, the asset size of the All-Cap Fund was significantly smaller than the average asset sizes of funds in the Expense Universe.

•
The investment advisory fees for the Market Neutral Fund (gross of fee waivers by the Investment Advisor) and the total expenses of the Market Neutral Fund (net of fee waivers) were below the respective medians of the funds in the Expense Peer Group and the Market Neutral Expense Universe. The Board noted that the Investment Advisor was waiving a significant portion of its advisory fees with respect to the Market Neutral Fund because of the Market Neutral Fund’s low asset level.

Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)

•
The investment advisory fees for the Small-Cap Fund (gross of fee waivers by the Investment Advisor) were the same as the median of the Expense Peer Group and the Small Blend Expense Universe.  The total expenses of the Small-Cap Fund (net of fee waivers) were lower than the median expenses for the Expense Peer Group and the same as the median expenses for the Expense Universe.  The Board noted that the Investment Advisor was waiving its entire advisory fee and subsidizing expenses of the Small-Cap Fund because of the Small-Cap Fund’s low asset level.

The Board noted that the fees charged by the Investment Advisor to the Funds are higher than the fees it charges with respect to institutional separate account clients.  The Board considered, however, that the Investment Advisor oversees the Funds’ compliance with certain reporting requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor had contractually agreed to limit the Fund’s expenses. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund, subject to re-examination in the future with respect to the All Cap Core Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended June 30, 2013, noting that the Investment Advisor was not currently realizing any profits with respect to any Fund.  The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, including its receipt of advisory fees, 12b-1 distribution fees paid to the Investment Advisor’s affiliates, research made available to it by broker-dealers that provide execution services to the Funds, and the intangible benefits of any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints, the asset level of each Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as each Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Zacks Funds
EXPENSE EXAMPLE
For the Six Months Ended November 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/13 to 11/30/13.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks Funds
EXPENSE EXAMPLE (Continued)
For the Six Months Ended November 30, 2013 (Unaudited)

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/13	11/30/13	6/1/13 –11/30/13
Class A	Actual Performance	$1,000.00	$1,108.30	$8.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.80	8.34
Class C	Actual Performance	1,000.00	1,104.60	12.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.03	12.11

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/13	11/30/13	6/1/13 –11/30/13
Class A	Actual Performance	$1,000.00	$982.20	$20.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,004.27	20.80
Class C	Actual Performance	1,000.00	979.10	24.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,000.49	24.59

*
Expenses are equal to the Fund’s annualized expense ratio of 4.52% and 5.27% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	6/1/13	11/30/13	6/1/13 –11/30/13
Actual Performance	$1,000.00	$1,210.70	$7.70
Hypothetical (5% annual return before expenses)	1,000.00	1,018.04	7.03

*
Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
1 South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund - Class A	CZOAX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund - Class A	ZMNAX	461418 709
Zacks Market Neutral Fund - Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund	ZSCCX	461418 428

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-453-4003.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2013	FYE 11/30/2012
Audit Fees	$40,500	$37,500
Audit-Related Fees	N/A	N/A
Tax Fees	$7,500	$7,500
All Other Fees*	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2013	FYE 11/30/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2013	FYE 11/30/2012
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/2014

By (Signature and Title)	/s/Rita Dam
Rita Dam, Treasurer

Date	2/7/2014